Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill impairment	$ 12,489,000		$ 5,097,000		$ 2,255,000
Intangible assets - total impairment losses	15,000		2,583,000		1,330,000
Prepaid licensing and royalty fees	702,000		247,000		870,000
Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees	702,000		247,000		870,000
Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets - total impairment losses	15,000		40,000
Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets - total impairment losses			2,543,000
Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	16,934,000
Goodwill impairment	12,489,000
Infocomm Asia Holdings Pte Ltd
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill			0
Goodwill impairment			4,000,000
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments			700,000	[1]
Total	16,934,000		3,200,000
Investments - Cost-method	700,000	[1]	679,000	[1]
Intangible assets - total impairment losses	15,000	[2]
Prepaid licensing and royalty fees	702,000	[3]	619,000	[3]
Total	13,906,000		21,626,000
Investments - Equity-method			2,500,000	[1]
Investments - Equity-method			12,648,000	[1]
Fair Value, Measurements, Nonrecurring | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		[3]		[3]
Fair Value, Measurements, Nonrecurring | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets		[2]		[2]
Intangible assets - total impairment losses			40,000	[2]
Fair Value, Measurements, Nonrecurring | Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets				[2]
Intangible assets - total impairment losses			2,543,000	[2]
Fair Value, Measurements, Nonrecurring | Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	16,934,000	[4]
Goodwill impairment	12,489,000	[4]
Fair Value, Measurements, Nonrecurring | Infocomm Asia Holdings Private Limited and One Net Company Limited
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill impairment			5,097,000	[4]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		[3]		[3]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets		[2]		[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 1 | Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets				[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		[3]		[3]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets		[2]		[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 2 | Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets				[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments			700,000	[1]
Total	16,934,000		3,200,000
Investments - Equity-method			2,500,000	[1]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty fees		[3]		[3]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets		[2]		[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Favorable lease right
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets				[2]
Fair Value, Measurements, Nonrecurring | Fair Value Measurements Using Level 3 | Fun Town
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	$ 16,934,000	[4]

[1]	Impairment losses on certain cost method and equity method investments which were determined to be impaired: In 2011, certain cost method investments with carrying amounts of $1.4 million were written down to their estimated fair value of $700 thousand, resulting in an impairment charge of $679 thousand, and an equity method investment with a carrying amount of $15.1 million was written down to its estimated fair value of $2.5 million, resulting in an impairment charge of $12.6 million. In 2012, certain cost method investments were fully written down, resulting in an impairment charge of $700 thousand. The impairment charges are included in non-operating expenses within "impairment loss on marketable securities and investments" in the Consolidated Statements of Income (Loss). Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk.
[2]	Impairment losses on certain intangible assets which were determined to be impaired: In 2011 and 2012, certain capitalized software development costs were fully written down, resulting in impairment charges of $40 thousand and $15 thousand, respectively, included in operating expenses within "impairment loss on intangible assets" in the Consolidated Statements of Income (Loss). The impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects. As of December 31, 2011, a favorable lease right resulting from the acquisition of IAHGames with a carrying amount of $2.5 million was fully written down, resulting in an impairment charge of $2.5 million. This impairment is included in operating expenses within "impairment loss on intangible assets" in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows related to the favorable lease right were reduced to lower than originally expected, which indicated that the carrying amount of these intangible assets could not be recovered as of December 31, 2011.
[3]	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired: In 2011 and 2012, certain prepaid licensing and royalty fees were fully written down, resulting in impairment charges of $619 and $702 thousand, respectively. This impairment is included in operating expenses in the Consolidated Statements of Income (Loss). The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk, along with other cash flow model related assumptions.
[4]	Impairment losses on goodwill which was determined to be impaired: Goodwill from the acquisition of FunTown, which constitutes our Asian online game and service business, was written down to its estimated fair value of $16.9 million as of December 31, 2012, resulting in an impairment charge of $12.5 million in the fourth quarter 2012, which is included within operating expenses in the Consolidated Statements of Income (Loss). As a result of the slowdown in the PC-based online game market and our repositioning of FunTown to focus on market growth in browser/mobile games in the multi-platform market, we estimated that the fair value of our Asian online game and service business had decreased and, as a result, impaired the goodwill related to FunTown as of December 31, 2012. The impairment charge was determined by our estimates of future cash flows from the FunTown business which have been reduced due our change in strategic focus to self-developed casual games versus licensed MMOs (massive multiplayer online games) and the slowdown in the PC-based online games market where we are currently positioned, indicating that the original carrying amount of the goodwill from the acquisition of FunTown could not be fully recovered as of December 31, 2012. Goodwill from the acquisition of IAHGames was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $4.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows for IAHGames' business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of IAHGames could not be fully recovered as of December 31, 2011. Goodwill from the acquisition of OneNet Co., Ltd. ("OneNet") was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $1.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charge resulted as our estimates of future cash flows for OneNet's business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of OneNet could not be fully recovered as of December 31, 2011. Goodwill is valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk and other cash flow model related assumptions.